SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Basic salaries, allowances and all benefits-in-kind	$ 750,914	$ 710,836	$ 1,514,495	$ 1,304,369
Pension costs - defined contribution plans	3,462	3,846	7,308	7,885
Share-based payments	274,497	1,220,923	1,324,067	410,912
Total key management compensation	$ 1,028,873	$ 1,935,605	$ 2,845,870	$ 1,723,166